RESTRICTED CASH	12 Months Ended
Dec. 31, 2024
Disclosure Restricted Cash [Abstract]
RESTRICTED CASH	RESTRICTED CASH
Brookfield Renewable’s restricted cash as at December 31 is as follows:

(MILLIONS)	Note	2024	2023
Operations		$284	$299
Credit obligations		157	79
Capital expenditures and development projects		22	13
Total		463	391
Less: non-current	24	(177)	(81)
Current		$286	$310